ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Provision for credit losses	$ 1,360	$ 0	$ 500,000	$ 0
Write-off of outstanding receivables	$ 0	$ 0	$ 0	$ 0